SEI INSTITUTIONAL INVESTMENTS TRUST

U.S. Managed Volatility Fund
Global Managed Volatility Fund
(the "Funds")

Supplement Dated May 1, 2024
to the Prospectus, dated September 30, 2023, as amended November 8, 2023, November 30,
2023, December 18, 2023, January 8, 2024 and January 18, 2024 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

Dante D'Orazio no longer serves as a portfolio manager to the Funds. As such, all references to Dante D'Orazio are hereby deleted from the Prospectus.

In the Fund Summary of each Fund, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
John Csaszar, CFA	Since 2024	Portfolio Manager
David L. Hintz, CFA	Since 2024	Portfolio Manager

In addition, under the section titled "Investment Adviser," the paragraph thereunder relating to David L. Hintz is hereby deleted and replaced with the following:

David L. Hintz, CFA serves as a Portfolio Manager for the Large Cap, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, U.S. Managed Volatility and Global Managed Volatility Funds. In this role, Mr. Hintz is responsible for the management of the portfolios, capital market research, ongoing evaluation and allocation of equity managers and capital for the SEI funds. Prior to joining SEI, Mr. Hintz worked at Russell Investments as a Portfolio Manager and previously as the Head of US Equity Research and a Research Analyst. Mr. Hintz received his Bachelor of Science from Walla Walla University and his M.B.A. from Pacific Lutheran University. Mr. Hintz is a CFA charter holder from the CFA Institute.

In addition, under the same section, the following paragraph is added in the appropriate alphabetical order thereof:

John Csaszar, CFA, serves as Portfolio Manager for the U.S. Managed Volatility and Global Managed Volatility Funds. Mr. Csaszar is also the lead analyst on various U.S. large cap and quantitative sub-advisor strategies. He is part of SEI's Sub-Advised Equity Team. Prior to joining SEI in 2017, Mr. Csaszar was a Senior Research Analyst at CIBC Asset Management, covering Canadian equity and fixed income as well as global listed infrastructure and real estate. He began his career in 2006 with BNY Mellon Wealth Management where he researched investment strategies and wrote commentaries for ultra-high net worth clients. Mr. Csaszar is a CFA charterholder, and also holds the Chartered Alternative Investment Analyst (CAIA) and Canadian Investment Manager (CIM) designations. He earned a Bachelor of Business Administration from Brock University, Goodman School of Business and a Master of Business Administration from McMaster University, DeGroote School of Business.

There are no other changes to the Portfolio Management of the Funds.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1507 (5/24)

SEI INSTITUTIONAL INVESTMENTS TRUST

U.S. Managed Volatility Fund
Global Managed Volatility Fund
(the "Funds")

Supplement Dated May 1, 2024
to the Statement of Additional Information, dated September 30, 2023, as amended
November 8, 2023, November 30, 2023, December 18, 2023, January 4, 2024, January 8, 2024, January 18, 2024 and April 16, 2024 (the "SAI")

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Portfolio Management of the Funds

Dante D'Orazio no longer serves as a portfolio manager to the Funds. As such, all references to Dante D'Orazio are hereby deleted from the SAI.

Under the section titled "The Adviser and the Sub-Advisers," under the heading titled "Portfolio Management," under the sub-heading titled "SIMC," the text to David L. Hintz is hereby deleted and the following text is added under "Ownership of Fund Shares" in the appropriate alphabetical order thereof:

Portfolio Manager	Dollar Range of Fund Shares
John Csaszar, CFA*	$0
David L. Hintz, CFA*	$0

*  This information is provided as of March 31, 2024

In addition, under the same sub-heading, the text related to David L. Hintz is hereby deleted and the following text is hereby added under "Other Accounts" in the appropriate alphabetical order thereof:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
John Csaszar, CFA*	5	$3,462.94	7	$3,965.27	0	$0
David L. Hintz, CFA*	25	$24,297.48	8	$3,964.21	0	$0

*  This information is provided as of March 31, 2024.

No account listed above is subject to a performance-based advisory fee.

There are no other changes to the Portfolio Management of the Funds.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1508 (5/24)